Label	Element	Value
Document And Entity Information [Abstract]	ck0001593547_DocumentAndEntityInformationAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 05, 2018
Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund III
Central Index Key	dei_EntityCentralIndexKey	0001593547
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 05, 2018
Document Effective Date	dei_DocumentEffectiveDate	Feb. 05, 2018
Prospectus Date	rr_ProspectusDate	Jan. 28, 2018